MESSAGE FROM THE PRESIDENT

                                April 15, 1997

Dear Shareholder,

We are pleased to bring you the semi-annual report for Franklin Universal Trust for the period ended February 28, 1997.

During this reporting period, the U.S. economy continued to enjoy moderate growth. Inflation, as measured by the Consumer Price Index, grew at an annualized rate of 3.84% during the reporting period, while interest rates remained low.1 Combined, these two factors created a favorable environment for both of the major investment sectors in which the Trust invests -- high yield corporate bonds and utility stocks.

The high yield corporate bond market experienced a 56% increase in new issues in 1996 as borrowers took advantage of the low-interest rate environment. At the same time, many high-yield securities benefited from stronger corporate earnings and improved financial conditions. The default rate in the high yield market decreased to 1.4% in 1996 from 3.1% in 1995.2

Uncertainty regarding deregulation prevented electric utility and telecommunications industry stocks from fully participating in the general market rally that lasted for most of the reporting period. Nevertheless, a benign economic climate -- in particular low interest rates -- contributed to solid performance in the utility sector. Indeed the sector reported a total return of 7.26%, as measured by the S&P Utilities Index(R), during the reporting period.3


1. Source: Bloomberg.
2. Source: Moody's Investors Service.





The Franklin Universal Trust performed favorably within this environment, and the Manager's Discussion on page 3 provides specific details about your Trust's performance and investment strategies.

As always, we appreciate your continued investment in the Franklin Universal Trust and look forward to serving your future investment needs.

Sincerely,



Charles B. Johnson
President
Franklin Universal Trust

3. Source: Bloomberg.




                       -- Celebrating 50 Years --

This year marks 50 years of business for Franklin Templeton. Over these years, the mutual fund industry has experienced profound changes in technology, regulations and customer expectations. As one of the largest mutual fund families, we are proud to be an innovative industry leader, providing people like you with an opportunity to invest around the globe. We thank you for your past support and look forward to serving your investment needs in the years ahead.








MANAGER'S DISCUSSION & ANALYSIS
Your Fund's Objective:

The Franklin Universal Trust seeks to provide high current income consistent with preservation of capital. The Franklin Universal Trust (NYSE: FT) generated a cumulative total return of 6.33% and 9.65% for the six- and 12-month periods ended February 28, 1997, respectively, based on its change in market price on the New York Stock Exchange.

The Trust benefited from investments in attractively priced new issues, from other investment opportunities in the secondary market and from solid economic and sector fundamentals.


Sector Discussions

Wireless

The Trust continued to maintain a strong weighting in telecommunications throughout the period. Our holdings in Millicom International Cellular, a globally diversified cellular telephone operator, performed especially well. High demand in the fourth quarter, particularly from Asia and Latin America, helped the firm increase its subscription base by 101% in 1996.1 Additionally, Nextel Communication's successful roll-out of its new digital wireless PowerFone(R) resulted in significant capital appreciation for the portfolio.



1. Source: Bloomberg.

GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT



Food Retailing

This sector benefited from ongoing industry consolidation and cost-cutting efforts during the reporting period. Most notably, the Trust's positions in Ralphs Grocery Co. and Smith's Food & Drug Centers, Inc. performed well in this climate. Dominick's Finer Foods, part of Chicago's second-largest supermarket operator, merits mention as Moody's Investors Services, a national rating agency, in November 1996 upgraded certain subordinated notes from B3 to B2.2 This upgrade was further supported in the fourth quarter, when Dominick's parent company reported record sales in 1996 for the 15th consecutive year.


Automotive

Our positions in Collins & Aikman Corp. and Aetna have performed exceptionally well in an environment of continued outsourcing and company consolidation in the automotive sector. For example, Collins & Aikman recently sold its floor-covering business, allowing it to concentrate on the automotive interior trim market and to reduce its debt.


   Franklin Universal Trust
   Top Ten Holdings
   As a percentage of Total Market Value

   August 31, 1996 vs. February 28, 1997

   August 31, 1996

   Thermadyne Industries, Inc.                       2.71%
   SCANA Corp.                                       2.57%
   Texas Utilities                                   2.51%
   DPL Inc.                                          2.15%
   Southern Company                                  2.00%
   Wisconsin Energy                                  1.93%
   CINergy Corp.                                     1.89%
   Del Monte Corp.                                   1.80%
   American Electric Power Co., Inc.                 1.76%
   Dominion Resources, Inc.                          1.71%

   February 28, 1997
   Thermadyne Industries, Inc.                       2.65%
   Texas Utilities Co.                               2.37%
   DPL Inc.                                          2.15%
   CINergy Corp.                                     2.08%
   Southern Company                                  1.85%
   Dominion Resources                                1.77%
   Cablevision Systems                               1.77%
   American Electric Power                           1.70%

   Acme Metals, Inc.                                 1.58%
   Unicom Corporation                                1.44%



2. Source: Bloomberg.


Chemicals

The Trust realized large profits on the sale of IMC Global Inc. securities. The firm's debt had been upgraded in October 1996 from Ba3 to Baa2 by Moody's following a merger with Vigoro and a joint venture with Freeport McMoRan LP.3 Combined, these factors helped to improve IMC's capital structure and bolstered its global aspirations.


Energy

High commodity prices (especially oil and gas) and strong industry fundamentals led to capital appreciation in our Gulf Canada Resources, Ltd. and Forcenergy, Inc. investments. The latter develops, explores, acquires and produces oil and natural gas. It had a strong performance in the fourth quarter of 1996, earning $0.23 a share, as opposed to $0.01 a share in the same period a year earlier.3 Our outlook for this sector remains positive.


Utilities Stock Update

While our holdings in the utilities sector (27.7% of total net assets) as a group contributed a solid performance during the reporting period, the on-going issue of deregulation continues to present investors with new hazards and opportunities each day.

Progress was made in the following key regulatory areas last year, and we expect the progress to continue throughout 1997. First, state and federal authorities continued to deregulate both electric and telephone utility industries over the six months under review, thus helping to eliminate regulatory uncertainty. Second, in the telecommunications industry, the Federal Communications Commission adopted rules to administer the deregulation of the regional Bell telephone companies. These rules should ensure an orderly transition to a competitive business environment over the next five years and may increase opportunities for certain telecommunication companies.


3. Source: Bloomberg.

Even in a difficult environment, the Trust benefited from its holdings in companies with superior growth rates and strong competitive positions. Utility stocks that performed well during the six- month period included: BellSouth Corp, CINergy Corp, and SCANA Corp. We believe that utility stocks are very attractively valued at current levels and should offer significant upside potential as more regulatory issues are resolved. Going forward, we will focus investments on those companies that we believe are well-positioned to take advantage of decreasing regulation and new investment opportunities.


Defaulted Issues

As you may know, the Trust's high yields reflect the higher risks associated with certain lower-rated securities in the portfolio. As of February 28, 1997, the Trust held only one defaulted issue, Forstmann Textiles & Co., Inc, which comprised 0.30% of total net assets.

What's Ahead?

Recent economic data continue to suggest moderate economic growth accompanied by relatively stable interest rates. Inflation appears to remain under control, although it increased slightly. If this environment continues, high yield corporate bonds and utility equities should remain attractive investments over the short- to intermediate-term and bode favorably for the Franklin Universal Trust.

Just as economic and market conditions constantly change, our strategies, evaluations, conclusions and decisions regarding portfolio holdings discussed previously will also change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing our selection process for the Trust's purchases.

PERFORMANCE SUMMARY

The Franklin Universal Trust's closing price on the New York Stock Exchange
(NYSE) increased $0.125, from $9.125 on August 31, 1996, to $9.250 on February 28, 1997. The Trust's net asset value per share increased 51 cents from $9.53 on August 31, 1996 to $10.04 on February 28, 1997.

During the reporting period, the Trust distributed income totaling 44.1 cents ($0.441) per share. This included a monthly dividend of 6.7 cents ($0.067) per share, a long-term capital gain of 1.4 cents ($0.014) per share and a 2.5 cent ($0.025) per share income distribution in December 1996 to meet excise tax requirements. Based on an annualization of February's monthly dividend of 6.7 cents ($0.067) per share and the NYSE closing price of $9.250 on February 28, 1997, the Trust's distribution rate was 8.69%. Dividends will vary based on the earnings of the portfolio, and past distributions are not predictive of future trends.

The Franklin Universal Trust reported a cumulative total return of 6.33% for the six-month period ended February 28, 1997. Total return reflects the change in the Trust's market price on the NYSE. Based on the change in net asset value (as opposed to market price) the six-month total return for the same period was 10.51%. All total returns assume the reinvestment of dividends and capital gains according to the terms specified in the Trust's dividend reinvestment plan (see page 10). Past performance is not predictive of future results.


Franklin Universal Trust
Periods ended February 28, 1997

                                                                         Since
                                                                       Inception
                                                   1-Year    5-Year    (9/23/88)

Cumulative Total Return1
 Based on change in net asset value               12.10%     92.17%    174.93%
 Based on change in market price                   9.65%     90.30%    135.38%

Average Annual Total Return1
 Based on change in net asset value               12.10%     13.96%     12.74%
 Based on change in market price                   9.65%     13.73%     10.68%

Distribution Rate2                        8.69%


1. Total return calculations represent the change in value of an investment over the periods indicated and assume reinvestment of all distributions according to the terms specified in the Trust's dividend reinvestment plan.

2. Distribution rate is based on the annualization of the Trust's current 6.7 cent ($0.067) per share monthly dividend and the NYSE closing price of $9.250 on February 28, 1997.

Past performance is not predictive of future results.


PORTFOLIO OPERATIONS
Christopher Molumphy

Senior Portfolio Manager

Franklin Advisers, Inc.

Christopher Molumphy has responsibility for the day-to-day management of the Franklin Universal Trust.

Mr. Molumphy earned his Bachelor of Arts degree in economics from Stanford University and his Master's degree in finance from the University of Chicago. He has been with Franklin Advisers, Inc. since 1988. Mr. Molumphy is a Chartered Financial Analyst (CFA) and a member of several securities industry associations. He has managed the Franklin Universal Trust since 1991.

As of February 28, 1997, Morningstar awarded (for the sixty-sixth consecutive month) the Franklin Universal Trust a five-star overall rating, measuring its performance against a universe of 139 and 83 closed-end multisector bond funds for the three- and five-year periods respectively.1


1Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three- and five-year average annual returns in excess of 90-day Treasury bill returns with appropriate sales charge adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. Ten percent of the funds in an investment category receive five stars. Ratings for specific periods ended February 28, 1997: 4 stars for three years and 5 stars for five years. Ratings for specific periods are combined to produce the overall star rating.



DIVIDEND REINVESTMENT PLAN

The Fund's Dividend Reinvestment Plan (the "Plan") offers you a prompt and simple way to reinvest income dividends and capital gain distributions in shares of the Fund. PNC Bank, National Association (the "Plan Agent"), c/o PFPC Inc., P.O. Box 8950, Wilmington, Delaware 19899, acts as your Plan Agent in administering the Plan. All reinvestments are in full and fractional shares, carried to three decimal places. The complete Terms and Conditions of the Dividend Reinvestment Plan are contained in the Fund's prospectus, dated September 23, 1988, used in connection with its initial public offering. A copy of that prospectus may be obtained from the Fund at the address on the cover of this report.

You are automatically enrolled in the Plan unless you elect to receive dividends or distributions in cash. If you own shares in your own name, you should notify the Plan Agent, in writing, if you wish to receive dividends or distributions in cash.

If the Fund declares an income dividend or a capital gains distribution payable in either the Fund's shares or in cash, you, as a participant in the Plan, will automatically receive an equivalent amount of shares of the Fund. If the market price per share on the valuation date equals or exceeds the net asset value per share on that date, the Fund will issue new shares to you at the higher of the net asset value or 95% of the market price on the valuation date. The valuation date is generally the payment date or, if that date is not a trading day on the New York Stock Exchange, the next preceding trading day. If the net asset value per share exceeds the market price per share at such time, or if the Fund declares a dividend or distribution payable only in cash, you will be deemed to have elected to receive shares of the Fund valued at the market price on the valuation date, purchased on your behalf by the Plan Agent in the open market. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value per share of the Fund, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

There is no direct charge to participants for reinvesting dividends and distributions, since the Plan Agent's fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred.

The automatic reinvestment of dividends and distributions does not relieve shareholders of liability for any taxes which may be payable on such dividends or distributions. Generally, income and capital gains resulting from dividends and distributions received in the form of shares of the Fund are realized notwithstanding the fact that cash is not received by shareholders.

You will receive an annual account statement from the Plan Agent, showing total dividends and distributions, date of investment, shares acquired and price per share, and total shares of record held by you and by the Plan Agent for you. You are entitled to vote all shares of record, including shares purchased for you by the Plan Agent, and, if you vote by proxy, your proxy will include all such shares.

As long as you participate in the Plan, the Plan Agent will hold the shares it has acquired for you in safekeeping, in non-certificated form. This convenience provides added protection against loss, theft or inadvertent destruction of certificates.

You may withdraw from the Plan at any time, without penalty, by notifying the Plan Agent in writing at the address above. If you withdraw from the Plan, you will receive a certificate issued in your name for all full shares and the Plan Agent will convert any fractional shares you hold at the time of withdrawal to cash at the then current market price and send you a check for the proceeds.

If you hold shares in your own name, please address all notices, correspondence, questions, or other communications regarding the Plan to the Plan Agent at the address noted above. If shares are not held in your name, you should contact your brokerage firm, bank, or other nominee for more information.

FRANKLIN UNIVERSAL TRUST

Statement of Investments in Securities and Net Assets, February 28, 1997 (unaudited)


   Shares,
  Warrants                                                                                              Value
  & Rights                                                                                            (Note 2)
                 Common Stocks, Warrants & Rights 33.5%

                 Automotive
     60,800      aHarvard Industries, Inc., Class B ............................................      $  129,200
                                                                                                   -------------
                 Cable Television
     11,370      aWireless One, Inc., warrants .................................................              50
                                                                                                   -------------
                 Containers & Packaging 0.1%
     46,137      aGaylord Container Corp., warrants ............................................         297,007
                                                                                                   -------------
                 Energy 0.8%
      9,000      aMcMoRan Oil & Gas Co. ........................................................          35,438
     14,935      aSanta Fe Energy Resources, Inc. ..............................................         192,288
     66,600      Ultramar Diamond Shamrock Corp. ...............................................       2,031,300
                                                                                                   -------------
                                                                                                       2,259,026
                                                                                                   -------------
                 Financial Services
     15,180      aWestfed Holdings, Inc., Series B .............................................              --
                                                                                                   -------------
                 Food & Beverages 0.2%
     25,267      aBeatrice Foods, Inc...........................................................         540,082
                 Health Care 0.6%
      4,066      aKendall International, Inc., Class A, warrants ...............................         560,263
      4,348      aKendall International, Inc., Class B, warrants ...............................         577,381
      2,456      aKendall International, Inc., rights ..........................................         338,418
                                                                                                   -------------
                                                                                                       1,476,062
                                                                                                   -------------
                 Industrial 0.1%
      7,254      aThermadyne Industries, Inc. ..................................................         202,205
                                                                                                   -------------
                 Lodging
        752      aHost Marriott Corp. ..........................................................          13,536
        752      Marriott International, Inc. ..................................................          39,856
                                                                                                   -------------
                                                                                                          53,392
                                                                                                   -------------
                 Metals & Mining2.4%
    228,000      Driefontein Consolidated Mines, Ltd., ADR .....................................       2,622,000
    131,350      Free State Consolidated Gold Mines, Ltd., ADR .................................       1,173,941
     15,000      Freeport-McMoRan, Inc. ........................................................         408,750
      4,500      Freeport-McMoRan Copper & Gold, Inc. ..........................................         146,813
     63,156      Freeport-McMoRan Copper & Gold, Inc., Class B .................................       2,147,304
      4,000      aGulf States Steel, warrants ..................................................          20,000
                                                                                                   -------------
                                                                                                       6,518,808
                                                                                                   -------------
                 Technology/Information Systems
     84,885      aMemorex Telex N.V., ADR ......................................................           8,489
                                                                                                   -------------
                 Transportation 0.2%
      5,446      aContinental Airlines, Inc., Class A ..........................................      $  155,211
     15,160      aContinental Airlines, Inc., Class B ..........................................         433,955
                                                                                                   -------------
                                                                                                         589,166
                                                                                                   -------------
                 Utilities 27.7%
    138,600      American Electric Power Co., Inc. .............................................       5,786,550
    205,600      CINergy Corp. .................................................................       7,093,200
     79,700      Delmarva Power & Light Co. ....................................................       1,544,188
    150,000      Dominion Resources, Inc. ......................................................       6,037,500
    298,000      DPL, Inc. .....................................................................       7,338,250
     80,000      Duke Power Co. ................................................................       3,540,000
     74,600      Edison International ..........................................................       1,603,900
     35,300      New England Electric System ...................................................       1,231,088
     90,000      New Jersey Resources Corp. ....................................................       2,587,500
    175,000      New York State Electric & Gas Corp. ...........................................       4,068,750
     47,200      OGE Energy Corp. ..............................................................       1,988,300
    140,000      PECO Energy Co. ...............................................................       3,150,000
     77,000      Pinnacle West Capital Corp. ...................................................       2,406,250
    100,000      Public Service Co. of Colorado ................................................       3,900,000
    109,200      SCANA Corp. ...................................................................       2,852,850
    289,300      Southern Co. ..................................................................       6,292,275
    200,200      Texas Utilities Co. ...........................................................       8,083,075
    220,000      Unicom Corp. ..................................................................       4,895,000
                                                                                                   -------------
                                                                                                      74,398,676
                                                                                                   -------------
                 Wireless/Telecommunications1.4%
     40,600      BellSouth Corp. ...............................................................       1,903,125
        130      fNippon Telegraph & Telephone Corp.(Japan) ....................................         925,723
     15,300      SBC Communications, Inc. ......................................................         879,750
                                                                                                   -------------
                                                                                                       3,708,598
                                                                                                   -------------
                       Total Common Stocks, Warrants & Rights (Cost $77,715,178) ...............      90,180,761
                                                                                                   -------------
                 Partnership Units0.1%
                 Financial Services
          5      a,bPG Partners, L.P., Preference Units (Cost $146,226) ........................         367,575
                                                                                                   -------------
                 Preferred Stocks9.3%
                 Automotive0.2%
     69,017      Harvard Industries, Inc., 14.25% pfd., PIK ....................................         448,611
                                                                                                   -------------
                 Cable Television1.1%
     33,034      Cablevision Systems Corp., 11.125% pfd., PIK, Series L ........................     $ 3,030,870
                                                                                                   -------------
                 Consumer Products0.7%
    270,000      RJR Nabisco Holdings, $0.6012 cvt. pfd., Series C .............................       1,923,750
                                                                                                   -------------
                 Financial Services2.2%
     40,000      California Federal Bank, 11.50% pfd............................................       4,630,000
     45,000      Security Capital Pacific, 1.75% cvt. pfd., Series A ...........................       1,423,125
     49,806      Westfed Holdings, Inc., 15.50% cum. senior pfd., Series A .....................             498
                                                                                                   -------------
                                                                                                       6,053,623
                                                                                                   -------------
                 Forest & Paper Products1.5%
  4,000,000      cAsia Pulp & Paper Co., Ltd., 12.00% pfd.......................................       4,020,000
                                                                                                   -------------
                 Health Care  0.8%
      2,000      Fresenius Medical Care AG, 9.00% pfd...........................................       2,055,000
                                                                                                   -------------
                 Media and Broadcasting1.7%
      2,483      PanAmSat Corp.,12.75% pfd., PIK ...............................................       3,085,508
    142,190      Triathlon Broadcasting Co., 9.00% cvt. pfd.....................................       1,421,900
                                                                                                   -------------
                                                                                                       4,507,408
                                                                                                   -------------
                 Wireless/Telecommunications1.1%
     40,000      Nortel Inversora, 10.00% cvt. pfd..............................................       1,875,000
     20,000      cQUALCOMM, Inc., 5.75% cvt. pfd................................................         990,000
                                                                                                   -------------
                                                                                                       2,865,000
                                                                                                   -------------
                       Total Preferred Stocks (Cost $29,246,362) ...............................      24,904,262
                                                                                                   -------------
    Face
   Amount
                 Non-Convertible Bonds 80.0%
                 Automotive 4.4%
 $2,600,000      Aetna Industries, Inc., senior notes, 11.875%, 10/01/06 .......................       2,821,000
  2,000,000      Collins & Aikman Corp., senior sub. notes, 11.50%, 04/15/06 ...................       2,250,000
  4,000,000      Harvard Industries, Inc., senior notes, 12.00%, 07/15/04 ......................       2,520,000
  3,800,000      SPX Corp., senior sub. notes, 11.75%, 06/01/02 ................................       4,199,000
                                                                                                   -------------
                                                                                                      11,790,000
                                                                                                   -------------
                  Cable Television5.4%
  5,000,000       Bell Cablemedia, Plc., senior disc. notes, zero coupon to 07/15/99,
                  (original accretion rate 11.95%), 11.95% thereafter, 07/15/04 ................       4,400,000
  3,000,000      Cablevision Systems Corp., senior sub. deb., 9.875%, 04/01/23 .................       2,992,500
  1,000,000      Comcast Corp., senior sub. deb., 9.50%, 01/15/08 ..............................       1,055,000
  3,000,000      Tele-Communications, Inc., senior deb., 9.80%, 02/01/12 .......................       3,335,913
                 Cable Television (cont.)
 $5,000,000      Wireless One, Inc., senior disc. notes, zero coupon to 08/01/01, (original accretion
                  rate 13.50%), 13.50% thereafter, 08/01/06 ....................................   $   2,262,500
  1,000,000      Wireless One, Inc. units, zero coupon to 08/01/01, (original accretion rate 13.50%),
                  13.50% thereafter, 08/01/06...................................................         445,000
                                                                                                   -------------
                                                                                                      14,490,913
                                                                                                   -------------
                 Consumer Products3.5%
  2,750,000      Coleman Holdings, Inc., senior secured disc. notes, (original accretion rate
                  10.875%), 0.00%, 05/27/98 ....................................................       2,461,250
  1,750,000      E&S Holdings Corp., senior sub. notes, Series AI, 10.375%, 10/01/06 ...........       1,846,250
  1,500,000      Revlon Worldwide Corp., senior secured disc. notes, Series B, (original accretion
                  rate 12.00%), 0.00%, 03/15/98 ................................................       1,411,875
  1,500,000      RJR Nabisco, Inc., senior notes, 9.25%, 08/15/13 ..............................       1,571,250
  2,000,000      Sealy Corp., senior sub. notes, 9.50%, 05/01/03 ...............................       2,075,000
                                                                                                   -------------
                                                                                                       9,365,625
                                                                                                   -------------
                 Containers & Packaging 3.6%
  1,000,000      Container Corp. of America, guaranteed senior notes, Series A, 11.25%, 05/01/04       1,098,750
  3,000,000      Container Corp. of America, senior notes, 9.75%, 04/01/03 .....................       3,225,000
  3,000,000      Owens-Illinois, Inc., senior sub. notes, 9.75%, 08/15/04 ......................       3,165,000
  2,100,000      cUS Can Corp., senior sub. notes, 10.125%, 10/15/06 ...........................       2,252,250
                                                                                                   -------------
                                                                                                       9,741,000
                                                                                                   -------------
                 Energy 2.5%
    900,000      Dawson Production Services, Inc., senior notes, 9.375%, 02/01/07 ..............         927,000
  2,000,000      Forcenergy, Inc., senior sub. notes, 9.50%, 11/01/06 ..........................       2,112,500
  3,500,000      Gulf Canada Resources, Ltd., senior sub. deb., 9.25%, 01/15/04 ................       3,723,125
                                                                                                   -------------
                                                                                                       6,762,625
                                                                                                   -------------
                 Financial Services 1.4%
  3,300,000      cFirst Nationwide Escrow, senior sub. notes, 10.625%, 10/01/03 ................       3,671,250
                                                                                                   -------------
                 Food & Beverages 5.0%
    790,000      Beatrice Foods, Inc., sub. notes, 1.00%, 11/19/26 .............................         110,600
    600,000      Curtice-Burns Foods, Inc., senior sub. notes, 12.25%, 02/01/05 ................         652,500
  4,326,690      cDel Monte Corp., sub. notes, PIK, 12.25%, 09/01/02 ...........................       4,413,224
    850,000      Doane Products Co., senior notes, 10.625%, 03/01/06 ...........................         913,750
    300,000      Dr Pepper Bottling Co. of Texas, senior sub. notes, 10.25%, 02/15/00 ..........         314,625
  2,000,000      cInternational Home Foods, senior sub. notes, 10.375%, 11/01/06 ...............       2,090,000
  2,800,000      PMI Acquisition Corp., guaranteed senior sub. notes, 10.25%, 09/01/03 .........       2,933,000
  2,000,000      Specialty Foods Corp., senior unsecured notes, Series B, 10.25%, 08/15/01 .....       1,955,000
                                                                                                   -------------
                                                                                                      13,382,699
                                                                                                   -------------
                 Food Retailing 4.1%
 $2,000,000      Bruno's, Inc., senior sub. notes, 10.50%, 08/01/05 ............................     $ 2,095,000
  1,000,000      Dominick's Finer Foods, senior sub. notes, 10.875%, 05/01/05 ..................       1,113,750
  1,100,000      P & C Food Markets, Inc., senior sub. notes, 11.50%, 10/15/01 .................         954,250
  1,000,000      Penn Traffic Co., senior notes, 8.625%, 12/15/03 ..............................         825,000
  2,000,000      Penn Traffic Co., senior notes, 10.375%, 10/01/04 .............................       1,695,000
  1,000,000      Ralphs Grocery Co., sub. notes, 10.45%, 06/15/04 ..............................       1,087,500
  3,000,000      Smith's Food & Drug Centers, Inc., senior sub. notes, 11.25%, 05/15/07 ........       3,390,000
                                                                                                   -------------
                                                                                                      11,160,500
                                                                                                   -------------
                 Forest & Paper Products 6.6%
  1,751,106      Fort Howard Corp., sub. deb., 11.00%, 01/02/02 ................................       1,838,662
  4,000,000      Rapp International Finance, company guaranteed, secured notes, 13.25%, 12/15/05       4,060,000
  1,000,000      REPAP New Brunswick, senior notes, 9.875%, 07/15/00 ...........................       1,005,000
  2,000,000      REPAP New Brunswick, senior notes, 10.625%, 04/15/05 ..........................       2,020,000
  1,000,000      REPAP New Brunswick, senior notes, FRN, 8.875%, 07/15/00 ......................         985,000
  1,500,000      REPAP Wisconsin, Inc., senior secured notes, 9.25%, 02/01/02 ..................       1,503,750
    500,000      REPAP Wisconsin, Inc., senior secured notes, 9.875%, 05/01/06 .................         495,000
  2,200,000      S.D. Warren Co., senior sub.notes, 12.00%, 12/15/04 ...........................       2,450,250
  3,000,000      Tjiwi Kimia International, guaranteed senior notes, 13.25%, 08/01/01 ..........       3,412,500
                                                                                                   -------------
                                                                                                      17,770,162
                                                                                                   -------------
                 Gaming & Leisure 3.8%
  4,000,000      Aztar Corp., senior sub. notes, 13.75%, 10/01/04 ..............................       4,575,000
  1,000,000      Players International, Inc., senior notes, 10.875%, 04/15/05 ..................       1,056,250
  4,000,000      Showboat, Inc., senior sub. notes, 13.00%, 08/01/09 ...........................       4,590,000
                                                                                                   -------------
                                                                                                      10,221,250
                                                                                                   -------------
                 Health Care 3.9%
  4,000,000      Abbey Healthcare Group, Inc., senior sub. notes, 9.50%, 11/01/02 ..............       4,240,000
  1,500,000      Maxxim Medical, Inc., senior sub. notes, 10.50%, 08/01/06 .....................       1,560,000
  2,500,000      Tenet Healthcare Corp., senior sub. notes, 10.125%, 03/01/05 ..................       2,768,750
  2,000,000      Tenet Healthcare Corp., senior sub. notes, 8.625%, 01/15/07 ...................       2,050,000
                                                                                                   -------------
                                                                                                      10,618,750
                                                                                                   -------------
                 Industrial 7.7%
  1,200,000      cAllied Waste North America, senior sub. notes, 10.25%, 12/01/06 ..............       1,282,500
  3,000,000      American Standard, Inc., S.F., deb., 9.25%, 12/01/16 ..........................       3,127,500
  1,000,000      American Standard, Inc., S.F., senior sub. deb., zero coupon to 06/01/98, (original
                  accretion rate 10.50%), 10.50% thereafter, 06/01/05 ..........................         960,000
  2,000,000      cDerlan Industries, Ltd., senior notes, 10.00%, 01/15/07 ......................       2,055,000
  2,400,000      Inter-City Products Corp., senior secured notes, 9.75%, 03/01/00 ..............       2,472,000
                 Industrial (cont.)
 $2,000,000      cIntertek Finance, Plc., senior sub. notes, 10.25%, 11/01/06 ..................   $   2,097,500
  3,631,000      Thermadyne Industries, Inc., senior notes, 10.25%, 05/01/02 ...................       3,703,620
  5,035,000      Thermadyne Industries, Inc., sub. notes, 10.75%, 11/01/03 .....................       5,123,112
                                                                                                   -------------
                                                                                                      20,821,232
                                                                                                   -------------
                 Lodging 2.3%
  4,000,000      John Q. Hammons Hotels, first mortgage, 8.875%, 02/15/04 ......................       4,030,000
  2,000,000      Red Roof Inns, senior notes, 9.625%, 12/15/03 .................................       2,057,500
                                                                                                   -------------
                                                                                                       6,087,500
                                                                                                   -------------
                 Media & Broadcasting 3.0%
  2,000,000      American Media Operation, senior sub. notes, 11.625%, 11/15/04 ................       2,170,000
  1,000,000      Hollinger International Publishing, senior sub. notes, 9.25%, 02/01/06 ........       1,015,000
  1,000,000      Jacor Communications Co., guaranteed, senior sub. notes, 9.75%, 12/15/06.......       1,062,500
  4,000,000      PanAmSat Capital Corp., L.P., senior sub. disc. notes, zero coupon to 08/01/98,
                  (original accretion rate 11.375%), 11.375% thereafter, 08/01/03 ..............       3,800,000
                                                                                                   -------------
                                                                                                       8,047,500
                                                                                                   -------------
                  Metals & Mining 4.5%
  5,000,000      Acme Metals, Inc., guaranteed senior secured disc. notes, zero coupon to 08/01/97,
                  (original accretion rate 13.50%), 13.50% thereafter, 08/01/04 ................       5,375,000
  3,000,000      Envirosource, Inc., senior notes, 9.75%, 06/15/03 .............................       2,947,500
  4,000,000      Gulf States Steel, units, 13.50%, 04/15/03 ....................................       3,880,000
                                                                                                   -------------
                                                                                                      12,202,500
                                                                                                   -------------
                 Restaurants 2.7%
  1,971,880      bAtherton Franchise Capital, L.P., 11.00%, 05/01/06 ...........................       1,656,378
  2,000,000      Family Restaurants, Inc., senior notes, 9.75%, 02/01/02 .......................       1,590,000
  1,500,000      Flagstar Corp., senior notes, 10.875%, 12/01/02 ...............................       1,458,750
  2,500,000      Foodmaker, Inc., S.F., senior sub. notes, 9.25%, 03/01/99 .....................       2,575,000
                                                                                                   -------------
                                                                                                       7,280,128
                                                                                                   -------------
                 Technology/Information Systems 1.6%
  2,000,000      ADT Operations, Ltd., guaranteed senior sub. notes, 9.25%, 08/01/03 ...........       2,127,500
  2,000,000      cCelestica International, Inc., senior sub. notes, 10.50%, 12/31/06 ...........       2,175,000
                                                                                                   -------------
                                                                                                       4,302,500
                                                                                                   -------------
                 Textiles & Apparel 0.7%
  1,000,000      cCollins & Aikman Floor Covering, senior sub. notes. 10.00%, 01/15/07 .........       1,032,500
  1,550,000      a,b,eForstmann Textile & Co., Inc., S.F., senior sub. notes, 14.75%, 04/15/99 .         798,250
                                                                                                   -------------
                                                                                                       1,830,750
                                                                                                   -------------
                 Transportation 0.5%
 $  400,000      cNewport News Shipbuilding, senior notes, 8.625%, 12/01/06.....................      $  416,000
    800,000      cNewport News Shipbuilding, senior sub. notes, 9.25%, 12/01/06.................         842,000
                                                                                                   -------------
                                                                                                       1,258,000
                                                                                                   -------------
                 Utilities 2.4%
  1,000,000      AES China Generating Co., notes, 10.125%, 12/15/06 ............................       1,057,500
  2,000,000      El Paso Electric Co., first mortgage, Series E, 9.40%, 05/01/11 ...............       2,180,000
    736,068      Midland Funding II, S.F., deb., Series C, 10.33%, 07/23/02 ....................         810,595
  2,000,000      Midland Funding II, S.F., secured lease obligation, Series A, 11.75%, 07/23/05        2,305,000
                                                                                                   -------------
                                                                                                       6,353,095
                                                                                                   -------------
                 Wireless/Telecommunications 10.4%
  6,000,000      Arch Communications Group, Inc., senior disc. notes, zero coupon to 03/15/01,
                  (original accretion rate 10.875%), 10.875% thereafter, 03/15/08 ..............       3,090,000
  6,000,000      Comcast Cellular Corp., senior sub. deb., Series B, (original accretion rate 11.37%),
                  0.00%, 03/05/00 ..............................................................       4,380,000
  6,000,000      Millicom International Cellular, SA, senior disc. notes, zero coupon to 06/01/00,
                  (original accretion rate 13.50%), 13.50% thereafter, 06/01/06 ................       4,005,000
  3,000,000      Nextel Communications, senior disc. notes, (original accretion rate 9.75%), 0.00%,
                  08/15/04 .....................................................................       2,227,500
  5,000,000      Orion Network Systems, units, zero coupon to 01/15/02, (original accretion rate
                  12.50%), 12.50% thereafter, 01/15/07 .........................................       2,850,000
  4,000,000      Paging Network, Inc., senior sub. notes, 10.00%, 10/15/08 .....................       3,962,500
  4,000,000      Rogers Cantel Mobile Communications, Inc., senior secured deb., 9.75%, 06/01/16       4,280,000
  3,000,000      Sygnet Wireless, Inc., senior notes, 11.50%, 10/01/06 .........................       3,180,000
                                                                                                   -------------
                                                                                                      27,975,000
                                                                                                   -------------
                       Total Non-Convertible Bonds (Cost $205,444,472) .........................     215,132,979
                                                                                                   -------------
                 Convertible Bonds 3.4%
                 Electronics 0.6%
  1,500,000      cDovatron International, Inc., cvt. sub. notes, 6.00%, 10/15/02 ...............       1,485,000
                                                                                                   -------------
                 Financial Services 0.3%
  1,000,000      cPeregrine Investment Finance, cvt. guaranteed, 4.50%, 12/01/00 ...............         907,500
                                                                                                   -------------
                 Health Care 0.5%
    900,000      cU.S. Diagnostic Labs, Inc., cvt., sub. deb., 9.00%, 03/31/03 .................       1,229,624
                                                                                                   -------------
                 Metals & Mining 0.7%
  1,900,000      cDayton Mining Corp., cvt. sub. deb., 7.00%, 04/01/02 .........................       1,976,000
                                                                                                   -------------
                 Retail 0.5%
  1,400,000      cRent-Way, Inc., cvt. sub. deb., 7.00%, 02/01/07 ..............................       1,323,000
                                                                                                   -------------
                 Technology/Information Systems 0.8%
 $  450,000      cAdaptec, Inc., cvt., sub. notes, 4.75%, 02/01/04 .............................      $  457,874
  1,700,000      cHMT Technology Corp., cvt. sub. notes, 5.75%, 01/15/04 .......................       1,734,000
                                                                                                   -------------
                                                                                                       2,191,874
                                                                                                   -------------
                       Total Convertible Bonds (Cost $9,188,625) ...............................       9,112,998
                                                                                                   -------------
                       Total Bonds (Cost $214,633,097) .........................................     224,245,977
                                                                                                   -------------
                 Foreign Government Agencies 0.3%
  4,350,000      dESCOM, E168, utility deb. (South Africa), 11.00%, 06/01/08 (Cost $1,034,574)..         757,215
                                                                                                   -------------
                       Total Long Term Investments (Cost $322,775,437)..........................     340,455,790
                                                                                                   -------------
                 gReceivables from Repurchase Agreements 0.1%
    354,665      Joint Repurchase Agreement, 5.353%, 03/03/97, (Maturity Value $356,082)
                  (Cost $355,923)
                  Aubrey G. Lanston & Co., Inc., (Maturity Value $23,256)
                   Collateral: U.S. Treasury Notes, 5.875% - 6.50%, 02/15/00 - 08/31/01
                  Bear, Stearns & Co., Inc., (Maturity Value $35,981)
                   Collateral: U.S. Treasury Bills, 07/17/97
                 U.S. Treasury Notes, 5.75% - 8.75%, 09/30/97 - 07/31/01
                  CIBC Wood Gundy Securities, Inc., (Maturity Value $35,981)
                   Collateral: U.S. Treasury Notes, 6.00% - 6.125%, 05/15/98 - 09/30/98
                  Citicorp Securities, Inc., (Maturity Value $8,997)
                   Collateral: U.S. Treasury Notes, 5.875%, 11/15/99
                  Daiwa Securities America, Inc., (Maturity Value $35,981)
                   Collateral: U.S. Treasury Notes, 5.875% - 9.125%, 08/15/98 - 05/15/00
                  Donaldson, Lufkin & Jenrette Securities Corp., (Maturity Value $35,981)
                   Collateral: U.S. Treasury Notes, 4.75% - 6.375%, 07/31/97 - 01/15/99
                  Fuji Securities, Inc., (Maturity Value $35,981)
                   Collateral: U.S. Treasury Notes, 5.50% - 7.25%, 05/31/97 - 03/31/01
                  Greenwich Capital Markets, Inc., (Maturity Value $35,981)
                   Collateral: U.S. Treasury Notes, 7.75%, 11/30/99 - 01/31/00
                  Nomura Securities International, Inc., (Maturity Value $35,981)
                   Collateral: U.S. Treasury Notes, 5.50%, 09/30/97
                  SBC Warburg, Inc., (Maturity Value $35,981)
                   Collateral: U.S. Treasury Notes, 7.125% - 8.625%, 08/15/97 - 09/30/99
                  UBS Securities, L.L.C., (Maturity Value $35,981)
                   Collateral: U.S. Treasury Notes, 6.125% - 7.125%, 05/31/97 - 04/30/01 .......         355,923
                                                                                                   -------------
                           Total Investments (Cost $323,131,360)126.7% .........................     340,811,713
                           Liabilities in Excess of Other Assets(26.7)%.........................     (71,825,251)
                                                                                                   -------------
                   Net Assets100.0%                                                                 $268,986,462
                                                                                                   =============


                 At February 28,1997 the net unrealized appreciation based on the cost of investments for income tax purposes of $323,162,299 was as follows:
                   Aggregate gross unrealized appreciation for all investments in which there was an
                  excess of value over tax cost ................................................   $  35,355,716
                   Aggregate gross unrealized depreciation for all investments in which there was an
                  excess of tax cost over value ................................................     (17,706,302)
                                                                                                   -------------
                   Net unrealized appreciation .................................................   $  17,649,414
                                                                                                   =============


PORTFOLIO ABBREVIATIONS:
FRN     - Floating Rate Notes
L.L.C.  - Limited Liability Corp.
L.P.    - Limited Partnership
PIK     - Payment-in-Kind
S.F.    - Sinking Fund

aNon-income producing.
bSee Note 8 regarding restricted securities.
cPurchased in a private placement transaction; resale may only be to qualified institutional buyers.
dFace amount is stated in foreign currency and value is stated in U.S. dollars. eSee Note 9 regarding credit risk and defaulted securities.
fSecurities traded in foreign currency and valued in U.S. dollars.
gFace  amount for  repurchase  agreements  is for the  underlying  collateral.
 See Note 2(g) regarding joint repurchase agreement.

The accompanying notes are an integral part of these financial statements.



FRANKLIN UNIVERSAL TRUST

Financial Statements

Statement of Assets and Liabilities
February 28, 1997 (unaudited)

Assets:
 Investments in securities, at value
  (identified cost $322,775,437)          $340,455,790
 Receivables from repurchase
  agreements, at value and cost                355,923
 Dividends and interest receivable           5,474,333
 Unamortized note issuance

  costs (Note 3)                               186,085
                                        --------------
      Total assets                         346,472,131
                                        --------------
Liabilities:
 Payables:
  Notes (Note 3)                            74,980,425
  Accrued interest (Note 3)                  2,109,375
  Management fees                              226,243
 Accrued expenses and other liabilities        169,626
                                        --------------
      Total liabilities                     77,485,669
                                        --------------
Net assets, at value                      $268,986,462
                                        ==============


Net assets consist of:
 Undistributed net investment income    $    1,579,092
 Net unrealized appreciation on
  investments and translation of
  assets and liabilities denominated
  in foreign currencies                     17,681,026
 Accumulated net realized gain
  from investments and foreign
  currency transactions                      2,855,202
 Capital shares                            246,871,142
                                        --------------
Net assets, at value                      $268,986,462
                                        ==============
Net asset value per share:
 ($268,986,462 / 26,779,333 shares
 of beneficial interest outstanding)            $10.04
                                        ==============
Statement of Operations
for the six months ended February 28, 1997 (unaudited)
Investment income:
 Dividends, net of foreign
  taxes withheld of $442       $ 2,721,056
 Interest                       12,709,035
                            --------------

      Total income                         $15,430,091
Expenses:
 Management fees (Note 6)        1,290,583
 Shareholder servicing costs       107,373
 Amortization of note
  issuance costs (Note 3)           62,028
 Professional fees                  21,844
 Reports to shareholders            25,523
 Trustees' fees and expenses        11,001
 Custodian fees                      4,412
 Other                              28,160
                            --------------
 Operating expenses              1,550,924
 Interest expense (Note 3)       2,115,900
                            --------------
      Total expenses                         3,666,824
                                        --------------
       Net investment income                11,763,267
                                        --------------
Realized and unrealized gain
 (loss) from investments and
 foreign currency:
  Net realized gain (loss) from:
   Investments                               3,122,541
   Foreign currency
 transactions                                  (1,517)
  Net unrealized appreciation on:
   Investments                              10,710,951
   Translation of assets
    and liabilities denominated
    in foreign currency                          1,075
                                        --------------
  Net realized and unrealized
   gain from investments and
   foreign currency                         13,833,050
                                        --------------
Net increase in net assets
 resulting from operations                 $25,596,317
                                        ==============


The accompanying notes are an integral part of these financial statements.



FRANKLIN UNIVERSAL TRUST

Financial Statements (cont.)

Statements of Changes in Net Assets
for the six months ended February 28, 1997 (unaudited) and for the year ended August 31, 1996

                            Six months        Year
                               ended          ended
                              2/28/97        8/31/96
                             ---------     -----------
Increase in net assets:
Operations:
 Net investment income     $ 11,763,267   $ 22,022,608
 Net realized gain from
  invesments and foreign
  currency transactions       3,121,024      4,578,673
 Net unrealized appre-
  ciation on investments
  and translation of assets
  and liabilities denomi-
  nated in foreign currency  10,712,026        520,346
                             ----------     ----------
    Net increase in net
     assets resulting
     from operations         25,596,317     27,121,627

Distributions to
 shareholders from:
  Undistributed net
   investment income        (11,434,775)   (22,655,316)
  Undistributed net
   realized capital gains      (374,911)             --
                              ----------     ----------
    Net increase in
     net assets              13,786,631      4,466,311
Net assets:
 Beginning of period        255,199,831    250,733,520
                              ----------     ----------
 End of period (including
  undistributed net
  investment income of
  $1,579,092 at 2/28/97
  and $1,252,117 at
  8/31/96)                 $268,986,462   $255,199,831
                              =========    ===========


Statement of Cash Flows
for the six months ended February 28, 1997 (unaudited)

Interest and dividends received          $  11,054,575
Operating expenses paid                     (1,384,059)
Interest expense paid                       (2,109,375)
                                        --------------
   Cash provided - operations                7,561,141
                                        --------------
Investment purchases                      (295,860,661)
Investment sales                           300,109,206
                                        --------------
   Cash provided - investments               4,248,545
                                        --------------
Distributions to shareholders              (11,809,686)
                                        --------------
   Cash used - financing activities        (11,809,686)
                                        --------------
Net change in cash                                   --
Cash at beginning of period                          --
                                        --------------
Cash at end of period                             $ --
                                        ==============




The accompanying notes are an integral part of these financial statements.



FRANKLIN UNIVERSAL TRUST

Notes to Financial Statements (unaudited)




NOTE 1 - ORGANIZATION

Franklin Universal Trust (the Fund) was organized as a Massachusetts business trust on April 26, 1988, and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940. The Fund has two classes of securities: senior fixed-rate notes (the Notes) and shares of beneficial interest (the Shares). The Fund seeks to provide high current income consistent with preservation of capital.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

a. Security Valuation:

Portfolio securities listed on a securities exchange or on the NASDAQ for which market quotations are readily available are valued at the last sale price or, if there is no sale price, within the range of the most recent quoted bid and asked prices. Other securities are valued based on a variety of factors, including yield, risk, maturity, trade activity and recent developments related to the securities. Portfolio securities which are traded both in the over the counter market and on a securities exchange are valued according to the broadest and most representative market as determined by the Manager. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions, under procedures approved by the Board of Trustees (the Board). Securities for which market quotations are not available and securities restricted as to resale, are valued in accordance with procedures established by the Board.

The value of a foreign security is determined as of the earlier of the close of trading on the foreign exchange on which it is traded or the close of trading on the New York Stock Exchange. That value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked prices is used. Occasionally, events which affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the Fund's net asset value, unless material. If events which materially affect the value of these foreign securities occur during such period, these securities will be valued in accordance with procedures established by the Board.

b. Income Taxes:

The Fund intends to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to its shareholders which will be sufficient to relieve it from income and excise taxes.

c. Security Transactions:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification.

d. Investment Income, Expenses and Distributions:

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Original issue discount is amortized as required by the Internal Revenue Code.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and defaulted securities - see Note 9. Net realized capital gains and losses differ for financial statement and tax purposes primarily due to differing treatments of wash sale and foreign currency transactions.

 .
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (cont.)
e. Accounting Estimates:

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Foreign Currency Translation:

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the rate of exchange of the currencies against U.S. dollars on the valuation date. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the day that the transactions are recorded. Differences between income and expense amounts recorded and collected or paid are recognized when reported by the custodian.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the end of the reporting period, resulting from changes in exchange rates.

g. Repurchase Agreements:

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements with government securities dealers recognized by the Federal Reserve Board and/or member banks of the Federal Reserve System. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by underlying U.S. government securities, which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At February 28, 1997, all outstanding repurchase agreements held by the Fund had been entered into on that date.


NOTE 3 - SENIOR FIXED-RATE NOTES

On August 30, 1993, the Fund issued $75 million aggregate principal amount of a new class of five-year senior notes and received proceeds of $74,522,250 after deduction of underwriting commissions and discounts. The Notes are general unsecured obligations of the Fund and rank senior to all existing or future unsecured indebtedness of the Fund. The Notes are senior to the Shares and, in any liquidation of the Fund, the Notes must be paid in full before any payments would be made with respect to the Shares.



NOTE 3 - SENIOR FIXED-RATE NOTES (cont.)

The Notes carry a rating by Standard & Poor's Corporation of "AAA" and bear interest, payable semi-annually, at the rate of 5.625% per annum, to maturity on September 1, 1998. The market value of the Notes as of February 28, 1997, is $74,385,000. Under the Investment Company Act of 1940, the Fund is required to maintain asset coverage for the Notes of at least 300%. In addition, pursuant to the agreement with respect to the Notes, the Fund is required to maintain on a semi-monthly basis a specified discounted asset value for its portfolio that equals or exceeds an amount determined under guidelines established by Standard & Poor's Corporation. The Fund has met these requirements during the six months ended February 28, 1997.

The costs of $620,282 incurred by the Fund in connection with the issuance of the Notes are deferred and amortized on a straight-line basis over the term of the notes.

The discount relating to the issuance of these Notes, which amounted to $65,250, is being amortized to interest expense over a period of five years from August 30, 1993.


NOTE 4 - NET REALIZED CAPITAL GAINS - TAX BASIS

At August 31, 1996, for tax purposes, the Fund had accumulated net realized gains of $138,511. For tax purposes, the aggregate cost of securities is higher (and unrealized appreciation is lower) than for financial statement purposes at February 28, 1997 by $30,939.


NOTE 5 - TRUST SHARES

At February 28, 1997, there was an unlimited number of $.01 par value shares of beneficial interest authorized. At February 28, 1997, no shares were issued pursuant to the Fund's Dividend Reinvestment Plan; all reinvested dividends were satisfied with previously issued shares purchased in the open market pursuant to such Plan.


NOTE 6 - TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

a. Management Agreement

Under the terms of a management agreement, Franklin Advisers, Inc. (Advisers), provides investment advice, administrative services, office space and facilities to the Fund, and receives fees computed weekly and payable monthly at an annualized rate of 0.75% of the Fund's average weekly net assets (total assets less liabilities other than the principal amount of the Notes).

Under an agreement with Advisers, Franklin Templeton Services, Inc. (FT Services) provides administrative services and facilities for the Fund. The fee is paid by Advisers and computed monthly based on average daily net assets. It is not a separate expense of the Fund.

b. Other Affiliated Parties and Transactions

Certain officers and trustees of the Fund are also officers and/or directors of Advisers and FT Services, both wholly-owned subsidiaries of Franklin Resources, Inc.


NOTE 7 - STATEMENT OF CASH FLOWS

The Fund's financial statements for the six months ended February 28, 1997 include a Statement of Cash Flows in compliance with SFAS 102. Cash provided from operations differs from net investment income because of amortization of bond discount, amortization of note issuance costs, commissions and discounts, bonds paid-in-kind, stock dividends and semi-annual income and expense accrual changes aggregating $4,202,126.


NOTE 8 - RESTRICTED SECURITIES

A restricted security is a security which has not been registered with the Securities and Exchange Commission pursuant to the Securities Act of 1933. The Fund may purchase restricted securities through a private offering and they cannot be sold without prior registration under the Securities Act of 1933 unless such sale is pursuant to an exemption therefrom. Subsequent costs of registration of such securities are borne by the issuer. A secondary market exists for certain privately placed securities. The Fund values these restricted securities as disclosed in Note 2. At February 28, 1997, the Fund held restricted securities with a value aggregating $2,822,204, representing 1.05% of the Fund's net assets. Such securities are:


    Face                                                                    Acquisition
   Amount     Security                                                         Date         Cost         Value
  --------    --------------------------------------------                    -------     --------     --------
 $1,971,880   Atherton Franchise Capital, L.P., 11.00%, 05/01/06.........    04/28/94    $1,971,880   $1,656,379
  1,550,000   Forstmann Textile & Co., Inc., S.F., senior
               sub. notes, 14.75%, 04/15/99..............................    05/08/91       893,188      798,250
    Units
  --------
          5   PG Partners, L.P. Preference Units ........................    03/31/93       146,226      367,575


NOTE 9 - CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 71.40% of its portfolio invested in lower rated and comparable quality unrated high yield securities. Investments in high yield securities are accompanied by a greater degree of credit risk and such lower rated securities tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At February 28, 1997, the Fund held one defaulted security with a value aggregating $798,250, representing 0.30% of the Fund's net assets. For more information as to specific security, see the accompanying Statement of Investments in Securities and Net Assets.

There are certain credit risks due to the manner in which the Fund is invested. The Fund has investments in excess of 10% of its total net assets in the Wireless Telecommunications Industry.


NOTE 10 - OTHER CONSIDERATIONS

As the Investment Advisor of the Fund, Advisers may serve as a member of various credit committees, representing credit interests in certain corporate restructuring negotiations. Currently, Advisers serves on the credit committee for Forstmann Textile & Co., Inc. and therefore may be in possession of certain material non-public information. Advisers has not sold, nor does it intend to sell, any of the Fund's holdings in this security while in possession of material non-public information in contravention of the Federal Securities Laws.


NOTE 11 - FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period are as follows:

                                              Six Months Ended                Year Ended August 31,
                                              February 28, 1997  1996      1995       1994      1993      1992
                                                 -----------    -------   -------    ------    -------  --------
Per Share Operating Performance:
Net asset value at beginning of period ......     $ 9.53        $9.36     $8.71     $9.81      $8.94     $7.50
                                                 -----------    -------   -------    ------     -------- -------

 Net investment income ......................       0.44         0.82      0.85      0.84       0.88      0.80
 Net realized and unrealized gain
  (loss) on securities ......................       0.51         0.20      0.61     (1.08)      0.74      1.47
                                                 -----------    -------   -------    ------    ------- --------
Total from investment operations ............       0.95         1.02      1.46     (0.24)      1.62      2.27
                                                 -----------    -------   -------    ------    ------- --------
Less distributions from:
 Net investment income ......................      (0.43)       (0.85)    (0.81)    (0.86)     (0.75)    (0.80)
 Capital gains ..............................      (0.01)         --        --        --         --        --
 Return of capital ..........................        --           --        --        --         --      (0.03)
                                                 -----------    -------   -------    ------    -------- -------
Total distributions .........................      (0.44)       (0.85)    (0.81)    (0.86)     (0.75)    (0.83)
                                                 -----------    -------   -------    ------    -------- -------
Net asset value at end of period ............     $10.04        $9.53     $9.36     $8.71      $9.81     $8.94
                                                 ===========    =======   =======    ======    ======== =======
Market value per share at end of period1 ....     $ 9.25        $9.125    $8.875    $8.125     $9.50     $8.50
                                                 ===========    =======   =======    ======    ======== =======
Total Investment Return:
 Based on market value per share2 ...........       6.33%       12.84%    20.42%    (5.60)%    21.16%    32.39%
Ratio to Average Net Assets:
 Expenses ...................................       2.15%+       2.17%     2.26%     2.30%      3.24%     3.36%
 Net investment income ......................       6.91%+       6.63%     7.30%     7.04%      7.39%     7.28%
Supplemental Data:
 Net assets at end of period (in 000's) .....     $268,986     $255,200  $250,734   $233,302  $262,793  $239,486
 Portfolio turnover rate ....................      22.13%       19.24%    27.41%    36.76%     39.49%    30.44%

 Average commission rate3 ...................    $  0.0500    $  0.0528     --         --        --        --
 Total debt outstanding at
  end of period (in 000's) ..................    $  74,980    $  74,974  $  74,961  $ 74,948 $  74,523 $  71,475
 Asset coverage per $1,000 of debt ..........   $    3,587   $    3,404 $    3,345$    3,113$    3,526$    3,351

(For Notes outstanding throughout the year)

   Year      Face Amount of    Average Monthly       Average       Average Amount of
   Ended    Notes Outstanding  Face Amount of     Monthly Shares    Notes Per Share
August 31,     End of Year    Notes Outstanding     Outstanding     During the Year
  -------     ------------      ------------        -----------      ------------
   1992        $71,600,000       $71,600,000        26,779,333           $2.67
   1993         75,000,000        71,883,333        26,779,333            2.68
   1994         75,000,000        75,000,000        26,779,333            2.80
   1995         75,000,000        75,000,000        26,779,333            2.80
   1996         75,000,000        75,000,000        26,779,333            2.80
   19974        75,000,000        75,000,000        26,779,333            2.80

1Based on the last sale on the New York Stock Exchange.
2Total return measures the change in value of an investment over the periods indicated. It is not annualized. It reflects the change in market value of the capital shares, and assumes reinvestment of dividends and capital gains in accordance with the dividend reinvestment plan.
3Represents the average broker commission rate per share paid by the Fund in connection with the execution of the Fund's portfolio transactions in equity securities.
4For the six months ended February 28, 1997.
+Annualized.




ranklin Universal Trust Semi-Annual Report February 28, 1997.


APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304
(a)OF REGULATION S-T)


GRAPHIC MATERIAL (1)

This bar chart shows the comparison of the portfolio's holdings between 8/31/96 and 2/28/97, based on total market value.

Portfolio Breakdown on 8/31/96 vs. 2/28/97

Corporate Bonds                     63.12%            64.68%
Utilities                           21.83%            23.62%
Miscellaneous                        9.36%             6.99%
Convertible Bonds                    2.67%             1.61%
Natural Resources Equities &         2.58%             2.73%
   Preferred Stocks
Foreign Government Agencies          0.22%             0.23%
Partnership Units                    0.11%             0.12%
Cash & Equivalents                   0.11%             0.02%